Intangible Assets, Net	12 Months Ended
Jun. 30, 2022
Intangible Assets, Net
Intangible Assets, Net

Note 6:Intangible Assets, Net

Intangible Assets, Net consists of the following at:

		Amortization		Amortization
	Life	Year Ended	June 30,	Year Ended	June 30,
($ in thousands)	(in yrs.)	June 30, 2021	2021	June 30, 2022	2022
Identifiable Intangible Assets:
Customer Relationships	15	$(4,331)	$14,633	$(3,690)	$10,943
Trade Name – Alliance	10	(382)	634	(254)	380
Covenant Not to Compete	7	(1)	4	(1)	3
Mecca Customer Relationships	15	(575)	3,932	(575)	3,357
Customer List	10 – 15	(739)	4,724	(643)	4,081
Total Identifiable Intangible Assets:		$(6,028)	$23,927	$(5,163)	$18,764

Accumulated amortization as of June 30, 2022 and 2021 amounted to $90.9 million and $85.8 million, respectively. During the years ended June 30, 2022, 2021, and 2020, the Company recorded amortization expense of $5.2 million, $6.0 million, and $8.6 million, respectively.

Expected amortization over the next five years and thereafter, at June 30, 2022, is as follows:

Intangible
($ in thousands)	Assets
Year Ended June 30
2023	$4,056
2024	3,470
2025	2,898
2026	2,586
2027	2,536
Thereafter	3,218
Total Expected Amortization	$18,764